Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Deferred Taxes [line items]
Assets	$ 1,457	$ 1,216
Liabilities	(13,165)	(13,107)
Net	(11,708)	(11,891)	$ (13,442)	$ (10,780)
Netting by taxable entity, Assets	(1,738)	(2,509)
Netting by taxable entity, Liabilities	1,738	2,509
Netting by taxable entity, Net	0	0
Net deferred tax assets/(liabilities), Assets	1,457	1,216
Net deferred tax assets/(liabilities), Liabilities	(13,165)	(13,107)
Net deferred tax assets/(liabilities), Net	(11,708)	(11,891)
Property, Plant and Equipment [Member]
Disclosure Of Deferred Taxes [line items]
Assets	381	324
Liabilities	(2,665)	(2,586)
Net	(2,284)	(2,262)
Intangibles [member]
Disclosure Of Deferred Taxes [line items]
Assets	115	113
Liabilities	(10,665)	(11,387)
Net	(10,550)	(11,274)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	101	114
Liabilities	(67)	(63)
Net	34	51
Trades and Other Receivables [Member]
Disclosure Of Deferred Taxes [line items]
Assets	142	148
Liabilities	(62)	(62)
Net	80	86
Interest Bearing Loans and Borrowings [Member]
Disclosure Of Deferred Taxes [line items]
Assets	475	431
Liabilities	(618)	(646)
Net	(143)	(215)
Employee Benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	673	663
Liabilities	(5)	(10)
Net	668	653
Provisions [Member]
Disclosure Of Deferred Taxes [line items]
Assets	483	562
Liabilities	(27)	(17)
Net	456	545
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	33	40
Liabilities	(58)	(49)
Net	(25)	(9)
Other Items [Member]
Disclosure Of Deferred Taxes [line items]
Assets	215	200
Liabilities	(736)	(796)
Net	(521)	(596)
Loss Carry Forwards [Member]
Disclosure Of Deferred Taxes [line items]
Assets	577	1,130
Net	577	1,130
Gross Deferred Tax Assets/(Liabilities) [Member]
Disclosure Of Deferred Taxes [line items]
Assets	3,195	3,725
Liabilities	(14,903)	(15,616)
Net	$ (11,708)	$ (11,891)